UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5754
Colonial High Income Municipal Trust
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	11/30/04

Date of reporting period:	6/1/04 - 8/31/04

Columbia High Yield Opportunity Fund

Investment Portfolio

August 31, 2004  (Unaudited)

				Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes - 91.4%
AGRICULTURE - 0.4%
Agriculture Production - 0.4%
Seminis Vegetable Seeds, Inc.,
	10.250%	10/01/13		2,307,000	2,537,700
		Agriculture Production Total			2,537,700
		AGRICULTURE TOTAL			2,537,700

CONSTRUCTION - 3.1%
Building Construction - 3.1%
Associated Materials, Inc.,
	11.250%	03/01/14	(a)	1,350,000	951,750
Atrium Companies, Inc.,
Series B,
	10.500%	05/01/09		2,210,000	2,326,025
Building Materials Corp.,
	7.750%	08/01/14	(a)	1,185,000	1,149,450
D.R. Horton, Inc.,
	9.750%	09/15/10		2,400,000	2,814,000
K. Hovnanian Enterprises, Inc.:
	8.875%	04/01/12		1,435,000	1,585,675
	10.500%	10/01/07		1,930,000	2,238,800
Norcraft Companies,
	9.000%	11/01/11	(a)	1,095,000	1,171,650
Standard Pacific Corp.,
	9.250%	04/15/12		1,425,000	1,620,938
THL BuildCo, Inc.,
	8.500%	09/01/14	(a)	830,000	863,200
WII Components, Inc.,
	10.000%	02/15/12	(a)	2,180,000	2,158,200
William Lyon Homes, Inc.,
	10.750%	04/01/13		1,730,000	1,980,850
		Building Construction Total			18,860,538
		CONSTRUCTION TOTAL			18,860,538

CONSUMER STAPLES - 1.0%
Household Products - 1.0%
Elizabeth Arden, Inc.,
	7.750%	01/15/14		1,895,000	1,966,062
Playtex Products, Inc.,
	9.375%	06/01/11		3,865,000	3,922,975
		Household Products Total			5,889,037
		CONSUMER STAPLES TOTAL			5,889,037

FINANCE, INSURANCE & REAL ESTATE - 2.6%
Depository Institutions - 0.3%
Western Financial Bank,
	9.625%	05/15/12		1,475,000	1,622,500
		Depository Institutions Total			1,622,500

Financial Services - 2.3%
Dollar Financial Group,
	9.750%	11/15/11		3,075,000	3,259,500
E*Trade Financial Corp.,
	8.000%	06/15/11	(a)	1,530,000	1,552,950
Finova Group, Inc.,
	7.500%	11/15/09		3,620,700	1,792,246
Global Cash Access LLC/
Global Cash Finance Corp.,
	8.750%	03/15/12	(a)	2,035,000	2,141,837

LaBranche & Co.,
	11.000%	05/15/12	(a)	3,335,000	3,368,350
Thornburg Mortgage, Inc.,
	8.000%	05/15/13		2,085,000	2,126,700
		Financial Services Total			14,241,583
	FINANCE, INSURANCE & REAL ESTATE TOTAL				15,864,083

INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
SPX Corp.,
	7.500%	01/01/13		735,000	768,075
	Industrial Conglomerates Total				768,075
	INDUSTRIALS TOTAL				768,075

MANUFACTURING - 27.9%
Apparel - 1.0%
Broder Brothers Co.,
	11.250%	10/15/10		1,120,000	1,111,600
Levi Strauss & Co.,
	12.250%	12/15/12		2,035,000	2,111,312
Phillips Van-Heusen:
	7.250%	02/15/11		1,010,000	1,037,775
	8.125%	05/01/13		1,000,000	1,060,000
Warnaco, Inc.,
	8.875%	06/15/13		600,000	663,000
			Apparel Total		5,983,687

Auto Parts & Equipment - 2.0%
Accuride Corp., Series 1998 B,
	9.250%	02/01/08		1,225,000	1,255,625
Dana Corp.,
	9.000%	08/15/11		1,000,000	1,195,000
Delco Remy International, Inc.:
	9.375%	04/15/12
	11.000%	05/01/09		2,095,000	2,236,413
Dura Operating Corp.:
	8.625%	04/15/12		1,775,000	1,819,375
	9.000%	05/01/09		2,000,000	1,960,000
Goodyear Tire & Rubber Co.,
	7.857%	08/15/11		1,000,000	937,500
Navistar International,
	7.500%	06/15/11		1,970,000	2,063,575
TRW Automotive, Inc.,
	9.375%	02/15/13		559,000	645,645
	Auto Parts & Equipment Total				12,113,133

Chemicals & Allied Products - 6.1%
Avecia Group PLC,
	11.000%	07/01/09		1,195,000	947,037
BCP Caylux Holding Lux SCA,
	9.625%	06/15/14	(a)	1,410,000	1,515,750
Crompton Corp.,
	7.670%	08/01/10	(a)(b)	1,670,000	1,699,225
Equistar Chemical Funding LP,
	10.625%	05/01/11		4,125,000	4,620,000
HMP Equity Holdings Corp.,
	(c)	05/15/08		2,670,000	1,588,650
Huntsman ICI Holdings LLC,
	(c)	12/31/09		12,580,000	6,415,800
IMC Global, Inc.,
	10.875%	08/01/13		2,150,000	2,709,000
Invista,
	9.250%	05/01/12	(a)	1,390,000	1,480,350
Koppers Industries, Inc.,
	9.875%	10/15/13		1,295,000	1,430,975

Lyondell Chemical Co.,
	9.625%	05/01/07		3,715,000	3,975,050
Nova Chemicals Corp.,
	6.500%	01/15/12		780,000	789,992
Terra Capital, Inc.,
	12.875%	10/15/08		3,220,000	3,960,600
UAP Holding Corp.,
	(d)	07/15/12
		(10.750% 01/15/08)	(a)	2,190,000	1,697,250
United Agricultural Products, Inc.,
	8.250%	12/15/11	(a)	1,900,000	2,042,500
Westlake Chemical Corp.,
	8.750%	07/15/11		1,710,000	1,902,375
		Chemicals & Allied Products Total			36,774,554

Electronic & Electrical Equipment - 0.8%
Amkor Technology, Inc.:
	5.750%	06/01/06		2,110,000	1,939,850
	9.250%	02/15/08		1,510,000	1,464,700
Lucent Technologies, Inc.,
	6.450%	03/15/29		1,890,000	1,474,200
		Electronic & Electrical Equipment Total			4,878,750

Fabricated Metal - 0.4%
Earle M. Jorgensen Co.,
	9.750%	06/01/12		2,400,000	2,664,000
		Fabricated Metal Total			2,664,000

Food & Kindred Products - 2.1%
Constellation Brands, Inc.,
	8.125%	01/15/12		2,000,000	2,185,000
Del Monte Corp.,
	9.250%	05/15/11		755,000	830,500
Dole Food Co., Inc.,
	8.625%	05/01/09		2,005,000	2,125,300
Merisant Co.,
	9.500%	07/15/13	(a)	1,605,000	1,572,900
Pinnacle Foods Holdings,
	8.250%	12/01/13	(a)	2,485,000	2,385,600
Premier International Foods PLC,
	12.000%	09/01/09		1,250,000	1,325,000
Tabletop Holdings, Inc.,
	(d)	05/15/14
		(12.250% 11/15/08)	(a)	3,995,000	2,197,250
		Food & Kindred Products Total			12,621,550

Furniture & Fixtures - 0.5%
Congoleum Corp.,
	8.625%	08/01/08	(e)	1,755,000	1,386,450
Tempur-Pedic, Inc.,
	10.250%	08/15/10		1,631,000	1,834,875
		Furniture & Fixtures Total			3,221,325

Lumber & Wood Products - 0.4%
Georgia-Pacific Corp.,
	8.000%	01/15/24		600,000	649,500
Millar Western Forest Products,
	7.750%	11/15/13		1,695,000	1,750,087
		Lumber & Wood Products Total			2,399,587

Miscellaneous Manufacturing - 4.3%
Amscan Holdings, Inc.,
	8.750%	05/01/14	(a)	2,245,000	2,245,000

Fastentech, Inc.,
	11.500%	05/01/11	(a)	3,030,000	3,386,025

Hexcel Corp.,
	9.750%	01/15/09		1,800,000	1,894,500
J.B. Poindexter & Co.,
	8.750%	03/15/14	(a)	1,750,000	1,841,875
Mueller Group, Inc.,
	10.000%	05/01/12	(a)	1,065,000	1,142,212
Mueller Holdings, Inc.,
	(d)	04/15/14
		(14.750% 04/15/09)		2,625,000	1,837,500
Rexnord Corp.,
	10.125%	12/15/12		1,360,000	1,530,000
Superior Essex Communications Group,
	9.000%	04/15/12	(a)	1,750,000	1,723,750
Tekni Plex, Inc.,
	12.750%	06/15/10		2,300,000	2,208,000
Terex Corp.,
Series 2001 B,
	10.375%	04/01/11		2,115,000	2,389,950
TriMas Corp.,
	9.875%	06/15/12		4,710,000	4,992,600
Trinity Industries, Inc.,
	6.500%	03/15/14	(a)	920,000	883,200
	Miscellaneous Manufacturing Total				26,074,612

Paper Products - 2.6%
Buckeye Technologies, Inc.:
	8.500%	10/01/13		480,000	506,400
	9.250%	09/15/08		1,980,000	1,980,000
Caraustar Industries, Inc.,
	9.875%	04/01/11		2,015,000	2,125,825
Consolidated Container Co.,
	(d)	06/15/09
		(10.750% 06/15/07)	(a)	1,700,000	1,360,000
MDP Acquisitions PLC,
	9.625%	10/01/12		2,600,000	2,931,500
Newark Group, Inc.,
	9.750%	03/15/14	(a)	1,360,000	1,326,000
Norske Skog Canada Ltd.:
	7.375%	03/01/14		695,000	705,425
	8.625%	06/15/11		1,200,000	1,299,000
Portola Packaging, Inc.,
	8.250%	02/01/12		1,485,000	1,269,675
Smurfit-Stone Container Corp.,
	8.250%	10/01/12		1,675,000	1,825,750
Solo Cup Co.,
	8.500%	02/15/14		660,000	633,600
		Paper Products Total			15,963,175

Primary Metal - 2.1%
Kaiser Aluminum & Chemical Corp.,
	10.875%	10/15/06	(f)	2,385,000	2,313,450
Metallurg, Inc.,
	11.000%	12/01/07		6,700,000	3,819,000
Oregon Steel Mills, Inc.,
	10.000%	07/15/09		985,000	1,049,025
Steel Dynamics, Inc.,
	9.500%	03/15/09		1,080,000	1,193,400
UCAR Finance, Inc.,
	10.250%	02/15/12		1,890,000	2,145,150
Wise Metals Group LLC,
	10.250%	05/15/12	(a)	2,100,000	2,121,000
	Primary Metal Total				12,641,025

Printing & Publishing - 3.6%
Dex Media, Inc.:
	(d)	11/15/13
		(9.000% 11/15/08)	(a)	1,850,000	1,355,125
	8.000%	11/15/13	(a)	450,000	465,750
Dex Media East LLC,
	12.125%	11/15/12		1,518,000	1,867,140
Dex Media West LLC,
	9.875%	08/15/13		2,027,000	2,331,050
Haights Cross Communications:
	(d)	08/15/11
		(12.500% 02/01/09)		2,325,000	1,348,500
	11.750%	08/15/11		1,250,000	1,368,750
Hollinger, Inc.,
	11.875%	03/01/11	(a)	1,589,000	1,819,405
Quebecor Media, Inc.,
	11.125%	07/15/11		3,360,000	3,864,000
Sheridan Group,
	10.250%	08/15/11	(a)	1,515,000	1,617,263
Von Hoffman Corp.,
	10.250%	03/15/09		3,825,000	4,255,313
Yell Finance BV,
	10.750%	08/01/11		1,034,000	1,204,610
		Printing & Publishing Total			21,496,906

Stone, Clay, Glass & Concrete - 1.4%
Crown European Holdings SA,
	10.875%	03/01/13		2,550,000	2,970,750
Owens-Brockway Glass Container,
	8.250%	05/15/13		1,045,000	1,105,087
Owens-Illinois, Inc.:
	7.350%	05/15/08		1,550,000	1,592,625
	7.500%	05/15/10		620,000	630,850
US Concrete, Inc.,
	8.375%	04/01/14		1,880,000	1,941,100
		Stone, Clay, Glass & Concrete Total			8,240,412

Textile Mill Products - 0.3%
Collins & Aikman Products Co.,
	9.750%	02/15/10		1,600,000	1,656,000
		Textile Mill Products Total			1,656,000

Tobacco Products - 0.2%
North Atlantic Trading,
	9.250%	03/01/12		1,545,000	1,506,375
		Tobacco Products Total			1,506,375

Transportation Equipment - 0.1%
Newcor, Inc., PIK,
	8.500%	01/01/13	(g)	847,510	516,981
		Transportation Equipment Total			516,981
		MANUFACTURING TOTAL			168,752,072

MINING & ENERGY - 4.8%
Oil & Gas Extraction - 3.1%
Benton Oil & Gas Co.,
	9.375%	11/01/07		2,565,000	2,616,300
Chesapeake Energy Corp.,
	7.500%	06/15/14	(a)	1,840,000	1,964,200
Compton Petroleum Corp.,
	9.900%	05/15/09		2,675,000	2,949,187

Encore Acquisition Co.,
	8.375%	06/15/12		1,870,000	2,038,300

Energy Partners Ltd.,
	8.750%	08/01/10		1,570,000	1,664,200
Ferrellgas Partners LP,
	8.750%	06/15/12		1,830,000	1,999,275
Magnum Hunter Resources, Inc.,
	9.600%	03/15/12		1,469,000	1,652,625
Pride International, Inc.,
	7.375%	07/15/14	(a)	925,000	982,813
TransTexas Gas Corp.,
	15.000%	03/15/05	(g)(h)	475,296	5
Whiting Petroleum Corp.,
	7.250%	05/01/12		2,790,000	2,803,950
		Oil & Gas Extraction Total			18,670,855

Oil & Gas Field Services - 1.7%
CHC Helicopter Corp.,
	7.375%	05/01/14	(a)	1,820,000	1,838,200
J. Ray McDermott SA,
	11.000%	12/15/13	(a)	1,920,000	1,968,000
Newpark Resources, Inc.,
	8.625%	12/15/07		2,050,000	2,080,750
Petroleum Helicopters, Inc.,
	9.375%	05/01/09		3,125,000	3,296,875
Premcor Refining Group,
	7.500%	06/15/15		1,015,000	1,080,975
		Oil & Gas Field Services Total			10,264,800
		MINING & ENERGY TOTAL			28,935,655

RETAIL TRADE - 2.2%
Apparel & Accessory Stores - 0.4%
Finlay Fine Jewelry Corp.,
	8.375%	06/01/12	(a)	1,700,000	1,810,500
Saks, Inc.,
	7.000%	12/01/13		693,000	691,267
		Apparel & Accessory Stores Total			2,501,767

Food Stores - 0.4%
Stater Brothers Holdings,
	8.125%	06/15/12	(a)	2,360,000	2,448,500
		Food Stores Total			2,448,500

Miscellaneous Retail - 1.4%
Asbury Automotive Group,
	8.000%	03/15/14		1,990,000	1,925,325
Jean Coutu Group PJC, Inc.,
	8.500%	08/01/14	(a)	1,425,000	1,430,344
Leiner Health Products,
	11.000%	06/01/12	(a)	500,000	522,500
Rite Aid Corp.,
	9.250%	06/01/13		2,830,000	2,978,575
Steinway Musical Instruments, Inc.,
	8.750%	04/15/11		1,485,000	1,603,800
		Miscellaneous Retail Total			8,460,544
		RETAIL TRADE TOTAL			13,410,811

SERVICES - 17.7%
Amusement & Recreation - 9.2%
AMF Bowling Worldwide, Inc.,
	10.000%	03/01/10	(a)	1,655,000	1,717,062
Bombardier Recreational,
	8.375%	12/15/13	(a)	2,940,000	3,028,200

Boyd Gaming Corp.,
	8.750%	04/15/12		90,000	98,550
Circus & Eldorado/Silver Legacy Capital Corp.,
	10.125%	03/01/12		1,990,000	2,064,625

Equinox Holdings, Inc.,
	9.000%	12/15/09	(a)	2,570,000	2,624,612
Hard Rock Hotel, Inc.,
	8.875%	06/01/13		2,405,000	2,555,312
Hollywood Casino Shreveport,
	13.000%	08/01/06	(h)	7,050,000	6,274,500
Inn of the Mountain Gods Resort,
	12.000%	11/15/10		2,045,000	2,310,850
K2, Inc.,
	7.375%	07/01/14	(a)	920,000	967,306
LCE Acquisition Corp.,
	9.000%	08/01/14	(a)	1,880,000	1,903,500
Marquee Holdings, Inc.,
	12.000%	08/15/14	(a)	5,745,000	3,360,825
MGM Mirage,
	8.375%	02/01/11		2,515,000	2,722,487
Mohegan Tribal Gaming Authority,
	7.125%	08/15/14	(a)	410,000	420,250
NCL Corp.,
	10.625%	07/15/14	(a)	840,000	861,000
Pinnacle Entertainment:
	8.250%	03/15/12	(a)	1,800,000	1,809,000
	8.750%	10/01/13		3,480,000	3,532,200
Premier Entertainment Biloxi Financial,
	10.750%	02/01/12	(a)	1,505,000	1,576,488
River Rock Entertainment,
	9.750%	11/01/11		2,375,000	2,517,500
Seneca Gaming Corp.,
	7.250%	05/01/12	(a)	2,265,000	2,310,300
Six Flags, Inc.,
	9.500%	02/01/09		6,230,000	5,980,800
Station Casinos, Inc.,
	6.875%	03/01/16		270,000	269,325
Town Sports International,
	(d)	02/01/14
		(11.000% 02/01/09)	(a)	3,115,000	1,495,200
Trump Holdings & Funding, PIK,
	17.625%	09/15/10		2,481,086	2,493,491
Vail Resorts, Inc.,
	6.750%	02/15/14		560,000	551,600
Warner Music Group,
	7.375%	04/15/14	(a)	1,270,000	1,263,650
Wynn Las Vegas LLC,
	12.000%	11/01/10		1,004,000	1,237,430
		Amusement & Recreation Total			55,946,063

Business Services - 0.5%
Iron Mountain, Inc.,
	7.750%	01/15/15		560,000	582,400
Language Lines Holdings, Inc.,
	11.125%	06/15/12	(a)	2,355,000	2,384,437
		Business Services Total			2,966,837

Funeral Services - 0.5%
Service Corp. International,
	7.700%	04/15/09		2,810,000	2,985,625
		Funeral Services Total			2,985,625

Health Services - 4.9%
Bio-Rad Laboratories, Inc.,
	7.500%	08/15/13		2,515,000	2,681,619
Coventry Health Care, Inc.,
	8.125%	02/15/12		3,190,000	3,540,900
InSight Health Services Corp.,
	9.875%	11/01/11		3,050,000	3,080,500

MedQuest, Inc.,
	11.875%	08/15/12		3,300,000	3,729,000
MQ Associates, Inc.,
	12.250%	08/15/12	(a)	4,385,000	2,718,700
PacifiCare Health Systems, Inc.,
	10.750%	06/01/09		707,000	820,120
Team Health, Inc.,
	9.000%	04/01/12	(a)	1,965,000	1,925,700
Tenet Healthcare Corp.:
	6.375%	12/01/11		240,000	214,800
	9.875%	07/01/14	(a)	5,385,000	5,613,863
United Surgical Partners International, Inc.,
	10.000%	12/15/11		2,600,000	2,964,000
US Oncology, Inc.,
	9.000%	08/15/12	(a)	2,280,000	2,376,900
		Health Services Total			29,666,102

Hotels, Camps & Lodging - 0.2%
Host Marriott LP,
	7.000%	08/15/12	(a)	415,000	426,412
La Quinta Properties,
	7.000%	08/15/12	(a)	585,000	603,281
		Hotels, Camps & Lodging Total			1,029,693

Other Services - 2.4%
Advanstar Communications, Inc.:
	(d)	10/15/11
		(15.000% 10/15/05)		1,825,000	1,551,250
	12.000%	02/15/11		2,220,000	2,347,650
Cornell Co.’s, Inc.,
	10.750%	07/01/12	(a)	585,000	570,375
Corrections Corp. of America,
	9.875%	05/01/09		1,415,000	1,579,494
Geo Group, Inc.,
	8.250%	07/15/13		1,260,000	1,278,900
NationsRent, Inc.,
	9.500%	10/15/10	(a)	3,260,000	3,488,200
Securus Technologies, Inc.,
	11.000%	09/01/11	(a)(i)	2,205,000	2,160,900
Williams Scotsman, Inc.,
	9.875%	06/01/07		1,415,000	1,404,388
		Other Services Total			14,381,157
		SERVICES TOTAL			106,975,477
TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES - 26.2%
Aerospace - 1.4%
Argo Tech Corp.,
	9.250%	06/01/11	(a)	1,450,000	1,529,750
BE Aerospace, Inc.,
	8.875%	05/01/11		2,080,000	2,028,000
Condor Systems, Inc.,
	11.875%	05/01/09	(f)(g)	4,000,000	280,000
Sequa Corp.,
	8.875%	04/01/08		1,458,000	1,567,350
Standard Aero Holdings, Inc.,
	8.250%	09/01/14	(a)	1,495,000	1,532,375

TransDigm, Inc.,
	8.375%	07/15/11		1,660,000	1,751,300
		Aerospace Total			8,688,775

Air Transportation - 1.2%
Continental Airlines, Inc.,
	7.568%	12/01/06		2,980,000	2,115,800
Delta Airlines, Inc.,
	7.900%	12/15/09		3,480,000	1,113,600
Northwest Airlines Corp.,
	9.875%	03/15/07		3,100,000	2,340,500
United Airlines,
	1.535%	03/02/49	(b)	2,380,905	1,880,915
		Air Transportation Total			7,450,815

Broadcasting - 1.6%
Granite Broadcasting Corp.,
	9.750%	12/01/10		3,140,000	2,959,450
Sinclair Broadcast Group, Inc.,
	8.750%	12/15/11		800,000	864,000
TV Azteca SA de CV,
	10.500%	02/15/07		4,070,000	4,171,750
XM Satellite Radio Holdings, Inc.,
	7.194%	05/01/09	(b)	1,675,000	1,687,563
		Broadcasting Total			9,682,763

Cable - 4.8%
Atlantic Broadband Financial,
	9.375%	01/15/14	(a)	2,605,000	2,422,650
Cablevision System Corp.,
	5.670%	04/01/09	(a)(b)	1,945,000	1,993,625
Charter Communications Holdings LLC:
	9.920%	04/01/11		11,100,000	8,796,750
	10.250%	09/15/10	(a)	1,500,000	1,548,750
CSC Holdings, Inc.:
	6.750%	04/15/12	(a)	1,130,000	1,118,700
	7.625%	04/01/11		95,000	99,038
DirecTV Holdings Finance,
	8.375%	03/15/13		495,000	563,062
EchoStar DBS Corp.,
	6.375%	10/01/11		685,000	687,569
Insight Communications Co.,
	(d)	02/15/11
		(12.250% 02/15/06)		2,295,000	2,031,075
Insight Midwest,
	9.750%	10/01/09		1,255,000	1,311,475
Northland Cable Television, Inc.,
	10.250%	11/15/07		3,650,000	3,558,750
Panamsat Corp.,
	9.000%	08/15/14	(a)	1,070,000	1,112,800
Pegasus Satellite Communications, Inc.,
	11.250%	01/15/10	(a)(f)	2,825,000	1,857,438
Telenet Group Holding NV,
	(d)	06/15/14
		(11.500% 12/15/08)	(a)	3,045,000	2,017,313
		Cable Total			29,118,995

Electric, Gas & Sanitary Services - 0.9%
Allied Waste North America, Inc.:
	7.875%	04/15/13		2,955,000	3,117,525
	8.500%	12/01/08		495,000	543,262
Waste Services, Inc.,
	9.500%	04/15/14	(a)	2,025,000	1,802,250
		Electric, Gas & Sanitary Services Total			5,463,037

Electric Services - 1.8%
Beaver Valley Funding Corp.,
	9.000%	06/01/17		2,210,000	2,574,120
CMS Energy Corp.,
	8.900%	07/15/08		1,990,000	2,169,100
Illinova Power Corp.,
	11.500%	12/15/10		1,375,000	1,646,563
Mission Energy Holding,
	13.500%	07/15/08		825,000	1,041,563
Nevada Power Co.:
	9.000%	08/15/13		985,000	1,100,738
	10.875%	10/15/09		1,765,000	2,034,162
		Electric Services Total			10,566,246

Marine Transportation - 1.5%
Ship Finance International Ltd.,
	8.500%	12/15/13		3,405,000	3,283,748
Stena AB:
	7.500%	11/01/13		2,675,000	2,661,625
	9.625%	12/01/12		1,630,000	1,810,115
Teekay Shipping Corp.,
	8.875%	07/15/11		865,000	964,475
		Marine Transportation Total			8,719,963

Pipelines - 2.7%
Coastal Corp.,
	7.750%	06/15/10		4,840,000	4,658,500
Northwest Pipeline Corp.,
	8.125%	03/01/10		1,040,000	1,167,400
Sonat, Inc.:
	6.875%	06/01/05		1,500,000	1,515,000
	7.625%	07/15/11		4,965,000	4,766,400
Southern Natural Gas,
	8.875%	03/15/10		1,630,000	1,833,750
Williams Companies, Inc.,
	8.125%	03/15/12		1,935,000	2,225,250
		Pipelines Total			16,166,300

Radio & Telephone Communications - 5.2%
American Cellular Corp.,
Series B,
	10.000%	08/01/11		1,955,000	1,603,100
American Towers, Inc.,
	7.250%	12/01/11		1,060,000	1,091,800
Dobson Communications Corp.,
	8.875%	10/01/13		3,230,000	2,228,700
Horizon PCS, Inc.,
	13.750%	06/15/11	(a)(f)	3,300,000	1,221,000
iPCS Escrow Co.,
	11.500%	05/01/12	(a)	910,000	955,500
Nextel Communications, Inc.,
	7.375%	08/01/15		2,000,000	2,090,000
Nextel Partners, Inc.,
	8.125%	07/01/11		3,250,000	3,396,250
Rogers Cantel, Inc.,
	9.750%	06/01/16		3,215,000	3,681,175
Rural Cellular Corp.,
	8.250%	03/15/12	(a)	1,355,000	1,375,325
SBA Communications Corp.:
	(d)	12/15/11
		(9.750% 12/15/07)		800,000	624,000
	10.250%	02/01/09		4,045,000	4,267,475
Spectrasite, Inc.,
	8.250%	05/15/10		1,690,000	1,768,163

Ubiquitel Operating Co.,
	9.875%	03/01/11		1,490,000	1,516,075
US Unwired, Inc.,
Series B,
	10.000%	06/15/12		2,770,000	2,839,250
Western Wireless Corp.,
	9.250%	07/15/13		2,660,000	2,753,100
	Radio & Telephone Communications Total				31,410,913

Railroad - 0.6%
Railworks Corp.,
	11.500%	04/15/09	(h)	600,000	30,000
TFM SA de CV,
	12.500%	06/15/12		3,030,000	3,340,575
		Railroad Total			3,370,575

Telecommunication Services - 3.8%
Axtel SA,
	11.000%	12/15/13		2,580,000	2,618,700
Carrier1 International SA,
	13.250%	02/15/09	(f)	6,000,000	540,000
Cincinnati Bell, Inc.,
	8.375%	01/15/14		2,455,000	2,172,675
Fairpoint Communications,
	11.875%	03/01/10		1,150,000	1,316,750
Qwest Capital Funding:
	7.250%	02/15/11		6,375,000	5,450,625
	7.750%	02/15/31		2,385,000	1,758,938
Qwest Services Corp.,
	13.500%	12/15/10	(a)	5,445,000	6,275,363
Time Warner Telecom, Inc.:
	9.750%	07/15/08		1,460,000	1,408,900
	10.125%	02/01/11		1,760,000	1,663,200
		Telecommunication Services Total			23,205,151

Transportation Services - 0.7%
Allied Holdings, Inc.,
Series 1997 B,
	8.625%	10/01/07		1,835,000	1,468,000
QDI LLC,
	9.000%	11/15/10	(a)	2,810,000	2,599,250
		Transportation Services Total			4,067,250
	TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES TOTAL				157,910,783

UTILITY - 5.4%
Independent Power Producers - 5.4%
AES Corp.:
	9.000%	05/15/15	(a)	3,115,000	3,465,437
	9.500%	06/01/09		1,253,000	1,387,697
Caithness Coso Funding Corp.,
	9.050%	12/15/09		3,381,457	3,719,603
Calpine Corp.,
	8.500%	07/15/10	(a)	2,750,000	2,158,750
Calpine Canada Energy Finance,
	8.500%	05/01/08		1,065,000	681,600
Calpine Generating Co.:
	10.250%	04/01/11	(a)(b)	2,505,000	2,204,400
	11.500%	04/01/11	(a)	2,785,000	2,395,100
Dynegy Holdings, Inc.:
	6.875%	04/01/11		2,475,000	2,264,625
	9.875%	07/15/10	(a)	1,230,000	1,371,450
Edison Mission Energy,
	9.875%	04/15/11		3,090,000	3,553,500

MSW Energy Holdings Finance:
	7.375%	09/01/10		910,000	946,400
	8.500%	09/01/10		2,260,000	2,463,400
Orion Power Holdings, Inc.,
	12.000%	05/01/10		2,100,000	2,625,000
PSE&G Energy Holdings, Inc.,
	8.625%	02/15/08		2,955,000	3,235,725
		Independent Power Producers Total			32,472,687
		UTILITY TOTAL			32,472,687
Total Corporate Fixed-Income Bonds & Notes
(Cost of $557,154,519)					552,376,918

Convertible Bonds - 0.9%
MANUFACTURING - 0.7%
Electronic & Electrical Equipment - 0.7%
Nortel Networks Ltd.,
	4.250%	09/01/08		4,240,000	4,107,034
		Electronic & Electrical Equipment Total			4,107,034
		MANUFACTURING TOTAL			4,107,034

UTILITY - 0.2%
Independent Power Producers - 0.2%
Mirant Corp.,
	2.500%	06/15/21	(f)	2,125,000	1,316,544
		Independent Power Producers Total			1,316,544
		UTILITY TOTAL			1,316,544

Total Convertible Bonds
(Cost of $5,339,693)					5,423,578

				Shares
Preferred Stocks - 2.9%
FINANCE, INSURANCE & REAL ESTATE - 0.6%
Financial Services - 0.6%
iStar Financial:
Series E,
	7.875%			86,769	2,182,787
Series F,
	7.800%			57,000	1,421,437
		Financial Services Total			3,604,224
	FINANCE, INSURANCE & REAL ESTATE TOTAL				3,604,224

MANUFACTURING - 0.7%
Printing & Publishing - 0.7%
Haights Cross Communications, Inc.				18,220	892,780

PriMedia, Inc.:
Series D,
	10.000%			17,700	1,637,250
Series F,
	9.200%			20,390	1,753,540
Series H,
	8.625%			220	18,920
		Printing & Publishing Total			4,302,490
		MANUFACTURING TOTAL			4,302,490

TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS
& SANITARY SERVICES - 1.6%
Broadcasting - 1.1%
Spanish Broadcasting System, Inc.,
	10.750%			6,120	6,640,200
		Broadcasting Total			6,640,200

Communication Services - 0.0%
PTV, Inc.
	10.000%			19	91
		Communication Services Total			91

Electric Services - 0.5%
TNP Enterprises, Inc.,
	14.500	%PIK	2,600	3,107,000
			Electric Services Total	3,107,000
	TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES TOTAL			9,747,291

Total Preferred Stocks
(Cost of $17,230,058)			17,654,005

Common Stocks (j) - 2.4%
CONSUMER DISCRETIONARY - 0.3%
Auto Parts & Equipment - 0.2%
Goodyear Tire & Rubber Co.		110,000	1,207,800
		Auto Parts & Equipment Total	1,207,800

Amusement & Recreation - 0.1%
Alliance Gaming Corp.		55,000	820,050
		Amusement & Recreation Total	820,050
		CONSUMER DISCRETIONARY TOTAL	2,027,850

MINING & ENERGY - 0.0%
Crude Petroleum & Natural Gas - 0.0%
Coho Energy, Inc.	(k)	750	—
Horizon Natural Resources Co.	(g)	16,000	16
		Crude Petroleum & Natural Gas Total	16

Oil & Gas Extraction - 0.0%
Orion Refining Corp.	(g)(l)	10	—
		Oil & Gas Extraction Total	—
		MINING & ENERGY TOTAL	16

TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES - 1.9%
Cable - 0.4%
NTL, Inc.		46,154	2,506,624
Ono Finance PLC	(a)(g)(l)	5,700	—
		Cable Total	2,506,624

Electric, Gas & Sanitary Services - 0.1%
Allied Waste Industries, Inc.		72,500	742,400
		Electric, Gas & Sanitary Services Total	742,400

Electric Services - 0.0%
BayCorp Holdings Ltd.		3	34
		Electric Services Total	34

Pollution Control - 0.7%
EnviroSource, Inc.	(g)	50,004	4,000,320
Fairlane Management Corp.	(g)(l)	50,004	—
		Pollution Control Total	4,000,320

Radio & Telephone Communications - 0.7%
Airgate PCS, Inc.		22,468	388,696
Nextel Communications, Inc., Class A		100,000	2,319,000
SBA Communications Corp.		235,910	1,226,732
		Radio & Telephone Communications Total	3,934,428
	TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES TOTAL		11,183,806

UTILITY - 0.2%
Independent Power Producers - 0.2%
Dynegy, Inc., Class A		233,000	1,015,880
		Independent Power Producers Total	1,015,880
		UTILITY TOTAL	1,015,880
Total Common Stocks
(Cost of $14,033,094)			14,227,552

				Units
Warrants (j) - 0.0%
MANUFACTURING - 0.0%
Printing & Publishing - 0.0%
Haights Cross Communications, Inc.:
	expires	12/10/11	(k)	20		—
	expires	12/10/12		18,044		361
		Printing & Publishing Total				361
		MANUFACTURING TOTAL				361

RETAIL STORES - 0.0%
Food Stores - 0.0%
Pathmark Stores, Inc.,
	expires	09/19/10		58,758		38,193
		Food Stores Total				38,193
		RETAIL STORES TOTAL				38,193

TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES - 0.0%
Aerospace - 0.0%
Loral Space & Communications Ltd.,
	expires	01/15/07		12,000		120
		Aerospace Total				120

Broadcasting - 0.0%
XM Satellite Radio Holdings, Inc.,
	expires	03/15/10	(a)	2,435		136,360
		Broadcasting Total				136,360

Cable - 0.0%
Cable Satisfaction International, Inc.,
	expires	03/01/05	(a)(g)(l)	7,550		—
Ono Finance PLC,
	expires	02/15/11	(a)(g)(l)	1,200		—
		Cable Total				—

Radio & Telephone Communications - 0.0%
Carrier1 International SA,
	expires	02/19/09	(a)(g)(f)(l)	2,780		—
Horizon PCS, Inc.,
	expires	10/01/10	(a)(g)(l)	4,705		—
iPCS, Inc.,
	expires	07/15/10	(a)(g)(l)	2,500		—
MetroNet Communications Corp.,
	expires	08/15/07	(a)(g)(l)	1,250		—
UbiquiTel, Inc.,
	expires	04/15/10	(a)(g)(l)	5,250		—
		Radio & Telephone Communications Total				—

Telecommunication Services - 0.0%
Jazztel PLC,
	expires	07/15/10	(a)(g)(l)	EUR	1,435	—
		Telecommunication Services Total				—

Transportation Services - 0.0%
QDI LLC,
	expires	06/15/06	(a)(g)	10,207		12,146
		Transportation Total				12,146
	TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES TOTAL					148,626

Total Warrants
(Cost of $8,220,915)						187,180

	Par ($)
Short-Term Obligation - 1.5%
Repurchase agreement with State Street Bank & Trust Co., dated 08/31/04, due 09/01/04 at 1.490%, collateralized by a U.S. Government Note maturing 06/15/09, market value $9,000,769
(repurchase proceeds $8,824,365)
(cost of $8,824,000)	8,824,000	8,824,000
Total Investments - 99.1%
(Cost of $610,802,279) (m)		598,693,233

Other Assets & Liabilities, Net - 0.9%		5,575,356
Net Assets - 100.0%		604,268,589

Notes to Investment Portfolio:

(a)                                  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, these securities amounted to $148,911,767, which represents 24.5% of net assets.

(b)                                 Variable rate security. The interest rate shown reflects the rate as of August, 31, 2004.

(c)                                  Zero coupon bond.

(d)                                 Step bond.  Shown parenthetically is the next interest rate to be paid.

(e)                                  The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants, however, under the issuer’s plan of reorganization, the issuer has guaranteed all interest due and therefore income is still being accrued.  As of August 31, 2004, the value of this security represents 0.2% of net assets.

(f)                                    The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  As of August 31, 2004, the value of these securities amounted to $5,214,982, which represents 0.9% of net assets.

(g)                                 Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(h)                                 The issuer is in default of certain debt covenants.  Income is not being accrued.  As of August 31, 2004, the value of these securities amounted to $8,185,420, which represents 1.4% of net assets.

(i)                                     Security purchased on a delayed delivery basis.

(j)                                     Non-income producing security.

(k)                                  Rounds to less than $1.

(l)                                     Security has no value.

(m)                               Cost for federal income tax purposes is $610,732,711.

Acronym	Name
EUR	Euro Currency
PIK	Payment-In-Kind

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial High Income Municipal Trust

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	October 28, 2004